Other Provisions (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Incorporated	$ 398,325	$ 3,665,562
Used	(240,461)	(783,511)
Released	(57,551)	(6,871,126)
Conversion effect	(200,221)	(268,862)
Changes	(99,908)	(4,257,937)
Other provisions	3,472,983	3,572,891
Litigation [member]
Statement [Line Items]
Incorporated	394,408	493,097
Used	(198,291)	(461,968)
Released	(53,597)	(129,623)
Conversion effect	(165,510)	(233,759)
Changes	(22,990)	(332,253)
Other provisions	538,388	561,378
Others [member]
Statement [Line Items]
Incorporated	3,917	3,172,465
Used	(42,170)	(321,543)
Released	(3,954)	(6,741,503)
Conversion effect	(34,711)	(35,103)
Changes	(76,918)	(3,925,684)
Other provisions	$ 2,934,595	$ 3,011,513